Bonds, notes and other obligations	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Bonds, notes and other obligations
13.	Bonds, notes and other obligations

(a)	This caption is comprised of the following:

Issuance	Issuer	Annual interest rate	Interest payment	Maturity	Amount issued	2019	2018
					(000)	S/(000)	S/(000)
Local issuances
Subordinated bonds – first program (b)
Second (B series) (**)	Interbank	9.50%	Semi-annually	2023	US$30,000	—	94,086
Third (A series)	Interbank	3.5% + VAC (*)	Semi-annually	2023	S/110,000	91,000	70,000
Fifth (A series)	Interbank	8.50%	Semi-annually	July 2019	S/3,300	—	3,300
Sixth (A series)	Interbank	8.16%	Semi-annually	July 2019	US$15,110	—	50,966
Eighth (A series)	Interbank	6.91%	Semi-annually	2022	S/137,900	136,908	137,130
Second, first tranch (**)	Interseguro	6.97%	Semi-annually	2024	US$35,000	—	118,055
Second, second tranch (**)	Interseguro	6.00%	Semi-annually	2024	US$15,000	—	50,594

						227,908	524,131

Subordinated bonds – second program (b)
Second (A series)	Interbank	5.81%	Semi-annually	2023	S/150,000	149,827	149,776
Third (A series)	Interbank	7.50%	Semi-annually	2023	US$50,000	165,426	168,312

						315,253	318,088

Subordinated bonds – third program (b)
First - single series	Interseguro	6.00%	Semi-annually	2029	US$20,000	66,280	—
Second - single series	Interseguro	4.34%	Semi-annually	2029	US$20,000	66,280	—

						132,560	—

Corporate bonds – second program
Fifth (A series)	Interbank	3.41% + VAC (*)	Semi-annually	2029	S/150,000	150,000	—
Negotiable certificates of deposit – first program -
First (A series)	Interbank	4.28%	Annually	2020	S/150,000	148,603	—

Total local issuances						974,324	842,219

International issuances
Subordinated bonds (c)	Interbank	6.625%	Semi-annually	2029	US$300,000	990,216	1,006,875
Junior subordinated notes (d)	Interbank	8.500%	Semi-annually	2070	US$200,000	660,992	671,546
Senior bonds (e)	IFS	4.125%	Semi-annually	2027	US$300,000	969,794	993,241
Corporate bonds (g)	Interbank	3.375%	Semi-annually	2023	US$484,895	1,549,877	1,558,979
Corporate bonds (h)	Interbank	5.000%	Semi-annually	2026	S/312,000	311,185	—
Corporate bonds (i)	Interbank	3.250%	Semi-annually	2026	US$400,000	1,313,259	—
Senior bonds – First and second issuance (f)	Interbank	5.750%	Semi-annually	2020	US$650,000	—	1,309,248

Total international issuances						5,795,323	5,539,889

Total local and international issuances						6,769,647	6,382,108

Interest payable						120,643	114,670

Total						6,890,290	6,496,778

(*)	The Spanish term “Valor de actualización constante“ is referred to amounts in Soles indexed by inflation.
(**)	In July 2019, Interbank early redeemed the entirety of these subordinated bonds. Also, in February 2019, Interseguro executed the early amortization of said instruments.

(b)	Subordinated bonds do not have specific guarantees and in accordance with SBS rules, qualify as second level equity (Tier 2) in the determination of the effective equity; see Note 16(f).

(c)
Starting in March 2024, the applicable interest rate will be a floating rate of
3-month
Libor plus 576 basis points payable quarterly. Starting on that date and on any interest payment date, Interbank can redeem all the notes without penalties.

In accordance with SBS regulation, this issuance qualifies as second level equity (Tier 2) in the determination of the effective equity; see Note 16(f).

As of December 31, 2019, Management does not intend to redeem these bonds before their maturity date; said situation may change in the future, depending on market conditions.

(d)
Starting in April 2020, the applicable interest rate will be a floating rate of
3-month
Libor plus 674 basis points payable on a semi-annual basis, provided that the floating rate for any interest period will not be less than 10.5 percent per annum. Starting at that date, Interbank can redeem all the notes, without penalties. In accordance with the issuance conditions, the payment of principal will take place at the maturity date of the notes or when Interbank redeems the notes. Interest payments are non-cumulative
if they cease to be made. Interest can stop being paid by mandatory prohibitions established by the SBS, or if it is determined that Interbank is in non-compliance
with applicable minimum regulatory capital requirements. Interbank may not declare, pay or distribute any dividend for the period in which interest payments are not made.

This issuance qualifies as first level equity (Tier 1), nevertheless, the SBS establishes a 17.65 percent limit, which is computed over the capital, reserves and retained earnings pending capitalization of Interbank in the determination of its effective equity; any excess qualifies as second level equity (Tier 2); see Note 16(f).
Interbank’s Board Session held on January 28, 2020, agreed to redeem the entirety of these instruments. According to the aforementioned, Interbank obtained SBS approval to execute the optional redemption of the entirety of these bonds, which will be redeemed on April 23, 2020 for USD208,500,000. Such amount includes the principal plus interest accrued up to that date.

(e)
From 2018 until July 2027, IFS, on any time, can redeem these bonds, paying a penalty equal to the United States Treasury rate plus 30 basis points. The payment of principal will take place on the maturity date of the bonds or when IFS redeems them.

In October 2017, IFS entered into a cross currency swap for US$150,000,000 (As of December 31, 2019 and 2018, equivalents to approximately S/497,100,000 and S/505,950,000, respectively), which was designated as a cash flow hedge, see Note 10(b); through this operation part of the issued amount of these bonds was economically converted to Soles at a fix rate of 5.06 percent.

As of December 31, 2019, Management does not intend to redeem these bonds before their maturity date; said situation may change in the future, depending on market conditions.

(f)
Corresponds to a senior bond issued by Interbank through its Panama branch. Starting in April 2016, Interbank can redeem these bonds, at the coupon payment date, paying a penalty equal to the United States Treasury rate plus 50 basis points.

The nominal annual interest rate of these instruments was 5.75 percent. In this regard, Management identified that the interest rates had decreased significantly compared to the interest rates that these bonds accrued; thus, during the first quarter of 2018, Interbank identified an opportunity to generate financial savings and decided to perform a partial swap of these bonds; see paragraph (g); and, for the remaining balance, the Bank performed a buyback offering in cash of the entirety of these bonds in September 2019; see paragraph (i).
In June 2017, Interbank entered into cross currency swaps for US$20,000,000 (equivalent to approximately S/67,660,000, which up until December 31, 2018, were designated as cash flow hedges; see Note 10(b). Through these operations, part of the issued amount of these bonds was economically converted into Soles at a rate of 4.61 percent. However, as result of the buyback performed by Interbank in July 2019 and the subsequent redemption of these bonds, Interbank revoked the accounting hedge. Consequently, the balance of the net unrealized loss of the Income Tax accumulated in the caption “Cash flow hedges reserves” of the consolidated statement of changes in equity as of the revocation date, amounting to S/1,105,000, was transferred to caption “Net gain of financial assets through profit or loss” of the consolidated statement of income.

(g)
In January 2018, Interbank issued corporate bonds called “3.375 Senior Unsecured Notes” for US$200,000,000, under Rule 144A and Regulation S of the U.S. Securities Act of 1993 of the United States of America.

Likewise, as part of that program, Interbank made an exchange offer addressed to the holders of the corporate bonds denominated “5.750% Senior Notes due 2020” issued by the Panama Branch (see (f) above), managing to exchange bonds for an amount to US$263,322,000, which generated an exchange premium of approximately US$21,573,000 that are presented together in the caption “Bonds, notes and other obligations” for an amount of US$284,895,000.
In this regard, considering the issuance of bonds in January 2018 and the exchange of bonds made, the total balance of the “3.375 Senior Unsecured Notes” amounted to US$484,895,000.
The Group concluded that the aforementioned exchange did not generate any substantial modification in the terms and conditions of the financial liability; therefore, it did not recognize a new financial liability. Additionally, according to IFRS 9, the Group reported a gain of approximately US$4,762,000 (equivalent to S/15,286,000), caused by the difference between the present values of both obligations, which were discounted at the effective interest rate of the original financial liability and included in the caption “Interest and similar expenses” of the consolidated statement of income, thus decreasing the interest expenses generated by these issuances.
As of December 31, 2019, Interbank maintains fourteen cross-currency swaps for a total of US$441,000,000 (equivalent to approximately S/1,461,474,000), which were designated as cash flow hedges (eleven cross-currency swaps for US$400,000,000 equivalent to approximately S/1,349,200,000 as of December 31, 2018); see Note 10(b). Through these operations, part of the issued amount by these bonds was economically converted into Soles at a fixed rate of 4.88 percent.

As of December 31, 2019, Management does not intend to redeem these bonds before their maturity date; said situation may change in the future, depending on market conditions.

(h)
On September 24, 2019, Interbank placed corporate bonds denominated “5.00% Senior Notes due 2026” for S/312,000,000, under Rule 144A and Regulation S of the U.S. Securities Act of 1993 of the United States of America. These bonds were issued on October 1, 2019.

(i)
On September 25, 2019, Interbank placed corporate bonds denominated “3.05% Note due 2026” for US$400,000,000, under Rule 144A and Regulation S of the U.S. Securities Act of 1993 of the United States of America. These bonds were issued on October 4, 2019.

As part of said program, on September 19, 2019, Interbank announced of a buyback offering in cash of the senior bonds denominated “5.750% Senior Notes Due 2020” issued by the Panama Branch (see paragraph (f) above); however, until October 2, 2019, only approximately 37.52 percent of the holders had accepted the buyback offering in cash.
In this sense, for the remaining bondholders that did not accept the buyback offering, Interbank communicated them its decision to exercise the early redemption option of said instruments; the redemption date was November 4, 2019.
In this regard, Interbank incurred in expenses for the partial buyback of the bonds and for the early redemption option amounting to US$12,755,000 (equivalent to approximately S/42,270,000), which were recorded as “Interest for bonds, notes and other obligations” in the caption “Interest and similar expenses” in the consolidated statement of income.

(j)
The international issuances are listed at the Luxembourg Stock Exchange. On the other hand, the local and international issuances include standard clauses of compliance with financial ratios, the use of funds and other administrative matters.

As of December 31, 2019 and 2018, the international issuances maintain mainly this clause: “Submit audited financial statements on an annual basis and unaudited financial statements on a quarterly basis (both in Spanish and English)”. In the opinion of Management and its legal advisers, this clause has been met by the Group as of December 31, 2019 and 2018.

(k)	As of December 31, 2019 and 2018, the repayment schedule of these obligations is as follows:

Year	2019	2018
	S/(000)	S/(000)
2019	—	132,512
2020	235,128	1,309,248
2021	—	—
2022	136,908	137,900
2023 onwards	6,518,254	4,917,118

Total	6,890,290	6,496,778